Material Events in the Reporting Period (Details)			1 Months Ended					6 Months Ended
	Jun. 03, 2021 ₪ / shares shares	Jun. 03, 2021 USD ($)	May 23, 2021 USD ($) shares	Mar. 25, 2021 USD ($) $ / shares shares	Feb. 25, 2021 USD ($) $ / shares shares	Jan. 22, 2021 USD ($)	Jan. 18, 2021 $ / shares shares	Jun. 30, 2021 USD ($)	Mar. 31, 2021 USD ($)	Mar. 25, 2021 ₪ / shares shares	Feb. 25, 2021 ₪ / shares	Jan. 18, 2021 ₪ / shares shares
Material Events in the Reporting Period (Details) [Line Items]
Issuance of ordinary shares | shares			100,000	6,891,720						6,891,720
Vested options (in Dollars)								$ 387
Expensed over vesting period (in Dollars)								137
Exercise price | ₪ / shares	₪ 4.75									₪ 4.75
Per share grant date | shares				1.43			1.43
Issue of ordinary shares | shares				500,000			500,000			500,000		500,000
Comprehensive loss total expense (in Dollars)		$ 49	$ 79	$ 49
Operating lease liability (in Dollars)									$ 972
ADSs [Member]
Material Events in the Reporting Period (Details) [Line Items]
Total amount (in Dollars)						$ 60,000
Issue of american depositary share | shares				1,378,344
Weighted average price (in Dollars per share) | $ / shares				$ 10.137
Issuance expenses net (in Dollars)								13,508
Employees [Member]
Material Events in the Reporting Period (Details) [Line Items]
Per share grant date | shares					1.41
Minimum [Member]
Material Events in the Reporting Period (Details) [Line Items]
Exercise price | (per share)				0.90			$ 0.90			₪ 2.9		₪ 2.9
Maximum [Member]
Material Events in the Reporting Period (Details) [Line Items]
Exercise price | (per share)				$ 1.44			$ 1.44			₪ 4.75		₪ 4.75
Board of Directors [Member]
Material Events in the Reporting Period (Details) [Line Items]
Vested options (in Dollars)								416
Expensed over vesting period (in Dollars)								$ 85
Employees [Member]
Material Events in the Reporting Period (Details) [Line Items]
Per share grant date | shares	1.44			1.44
Total expense of grant value (in Dollars)					$ 182
Issue of ordinary shares | shares	350,000
Employees [Member] | NIS [Member]
Material Events in the Reporting Period (Details) [Line Items]
Issued options to purchase ordinary shares exercise price | shares				350,000	1,105,000
Employees [Member] | Minimum [Member]
Material Events in the Reporting Period (Details) [Line Items]
Exercise price | (per share)					$ 0.41						₪ 1.33
Employees [Member] | Maximum [Member]
Material Events in the Reporting Period (Details) [Line Items]
Exercise price | (per share)					$ 1.81						₪ 5.93